Fair Value Measurements (Details) - SK GROWTH OPPORTUNITIES CORPORATION [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurements (Details) [Line Items]
Trust account held in cash	$ 292,093	$ 0
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